Components of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, Foreign currency items	$ 3,354	$ 4,556	$ 3,923
Current-period change, Foreign currency items	(1,868)	(1,202)	633
Ending balance, Foreign currency items	1,486	3,354	4,556
Beginning balance, Defined benefit pension plans	(849)	(461)	(258)
Current-period change, Defined benefit pension plans	(4)	(388)	(203)
Ending balance, Defined benefit pension plans	(853)	(849)	(461)
Beginning balance, Accumulated other comprehensive income (loss)	2,505	4,095	3,665
Current-period change, Accumulated other comprehensive income (loss)	(1,872)	(1,590)	430
Ending balance, Accumulated other comprehensive income (loss)	$ 633	$ 2,505	$ 4,095